Taxes (Details) - Schedule of Company’s Effective Tax Rate		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Company’s Effective Tax Rate [Abstract]
PRC statutory income tax rate		25.00%	25.00%
Effect of different tax jurisdiction			0.00%
Non-deductible expenses	[1]	6.60%	1.60%
Change in valuation allowance		(1.70%)	1.70%
Effective income tax rate		29.90%	28.30%

[1]	Non-deductible expenses represented meal and entertainment fees not-deductible in PRC tax returns.